Liability in Respect of Government Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Long term liability in respect of government grants	$ 833
NIS [Member]
Statement Line Items [Line Items]
Balance as of January 1	3,062	$ 1,089
Amounts received during the year	1,984	2,143
Amounts not yet received		232
Payment of Royalties	(37)
Amounts recognized as an offset from research and development expenses	(582)	(840)
Revaluation of the liability	(366)	438
Balance as of December 31	4,061	3,062
Current maturities in respect of government grants	1,175	642
Long term liability in respect of government grants	$ 2,886	$ 2,420